UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21670
Eaton Vance Enhanced Equity Income Fund II
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Advertising — 2.1%
Getty Images, Inc. (1)	153,200	$10,894,052
Lamar Advertising Co. (1)	188,700	7,602,723
		$18,496,775

Aerospace & Defense — 0.7%
General Dynamics Corp.	58,500	6,262,425
		$6,262,425

Apparel — 2.9%
Liz Claiborne, Inc.	243,400	9,767,642
Nike, Inc., Class B	94,000	7,831,140
Reebok International Ltd.	192,300	8,518,890
		$26,117,672

Auto and Parts — 1.2%
BorgWarner, Inc.	227,400	11,069,832
		$11,069,832

Beverages — 1.8%
Anheuser-Busch Co., Inc.	164,200	7,781,438
PepsiCo, Inc.	149,800	7,943,894
		$15,725,332

Biotechnology — 4.5%
Amgen, Inc. (1)	95,900	5,582,339
Chiron Corp. (1)	235,700	8,263,642
Genzyme Corp. (1)	135,200	7,738,848
Gilead Sciences, Inc. (1)	180,900	6,476,220
Medimmune, Inc. (1)	522,100	12,431,201
		$40,492,250

Business Services — 1.3%
Cintas Corp.	279,100	11,529,621
		$11,529,621

Commercial Banks — 2.4%
Commerce Bancorp, Inc.	424,600	13,786,762
Wells Fargo & Co.	131,400	7,857,720
		$21,644,482

Communications Equipment — 4.2%
Avaya, Inc. (1)	966,900	$11,293,392
Cisco Systems, Inc. (1)	452,200	8,089,858
Corning, Inc. (1)	730,600	8,131,578
Research in Motion Ltd. (1)	139,000	10,622,380
		$38,137,208

Computer Equipment — 2.7%
Jabil Circuit, Inc. (1)	526,500	15,015,780
SanDisk Corp. (1)	323,000	8,979,400
		$23,995,180

Computer Software — 2.9%
Check Point Software Technologies Ltd. (1)	495,500	10,772,170
SAP AG ADR	203,100	8,140,248
Symantec Corp. (1)	350,300	7,471,899
		$26,384,317

Consumer Services — 2.5%
Cendant Corp.	415,000	8,524,100
Weight Watchers International, Inc. (1)	323,900	13,921,222
		$22,445,322

Distribution/Wholesale — 1.3%
CDW Corp.	204,300	11,579,724
		$11,579,724

Electrical Equipment — 0.7%
Emerson Electric Co.	90,700	5,889,151
		$5,889,151

Electronic Equipment & Instruments — 4.5%
Agilent Technologies, Inc. (1)	363,600	8,071,920
Fisher Scientific International (1)	129,100	7,348,372
Flextronics International Ltd. (1)	860,800	10,364,032
L-3 Communications Holdings, Inc.	201,700	14,324,734
		$40,109,058

Entertainment — 1.1%
Carnival Corp.	190,500	9,869,805
		$9,869,805

Financial Services — 7.0%
Accenture Ltd., Class A (1)	315,000	$7,607,250
American Express Co.	226,000	11,609,620
Citigroup, Inc.	165,000	7,415,100
E*Trade Financial Corp. (1)	926,600	11,119,200
Goldman Sachs Group, Inc.	77,500	8,524,225
Legg Mason, Inc.	105,500	8,243,770
Paychex, Inc.	262,700	8,621,814
		$63,140,979

Health Services — 6.6%
Caremark Rx, Inc. (1)	206,500	8,214,570
Community Health Systems, Inc. (1)	344,400	12,023,004
Coventry Health Care, Inc. (1)	186,000	12,674,040
HCA, Inc.	135,100	7,237,307
Medco Health Solutions, Inc. (1)	144,000	7,138,080
Quest Diagnostics, Inc.	111,700	11,743,021
		$59,030,022

Industrial Conglomerates — 0.9%
Tyco International Ltd.	227,100	7,675,980
		$7,675,980

Insurance — 2.5%
MGIC Investment Corp.	155,600	9,595,852
UnitedHealth Group, Inc.	68,300	6,514,454
WellPoint, Inc. (1)	50,600	6,342,710
		$22,453,016

Internet Services — 2.3%
Google, Inc., Class A (1)	51,000	9,206,010
Monster Worldwide, Inc. (1)	401,100	11,250,855
		$20,456,865

Media — 1.1%
Time Warner, Inc. (1)	580,600	10,189,530
		$10,189,530

Medical Products — 3.7%
Beckman Coulter, Inc.	114,300	7,595,235
Boston Scientific Corp. (1)	338,800	9,923,452
DENTSPLY International, Inc.	144,300	7,851,363
Respironics, Inc. (1)	137,600	8,017,952
		$33,388,002

Metals - Industrial — 3.2%
Alcoa, Inc.	139,700	$4,245,483
Inco Ltd. (1)	370,400	14,741,920
Phelps Dodge Corp.	98,600	10,030,578
		$29,017,981

Oil and Gas — 1.7%
ConocoPhillips	66,300	7,149,792
GlobalSantaFe Corp.	227,000	8,408,080
		$15,557,872

Oil and Gas - Equipment and Services — 2.8%
Halliburton Co.	245,400	10,613,550
Williams Co., Inc. (The)	755,200	14,205,312
		$24,818,862

Personal Products — 3.3%
Colgate-Palmolive Co.	160,400	8,368,068
Estee Lauder Co., Inc. (The), Class A	276,400	12,432,472
Gillette Co. (The)	177,800	8,975,344
		$29,775,884

Pharmaceuticals — 5.4%
Allergan, Inc.	78,600	5,460,342
IVAX Corp. (1)	522,900	10,337,733
Teva Pharmaceutical Industries Ltd. ADR	290,300	8,999,300
Valeant Pharmaceuticals International	319,900	7,204,148
Watson Pharmaceuticals, Inc. (1)	337,800	10,380,594
Wyeth Corp.	140,100	5,909,418
		$48,291,535

Publishing — 0.8%
Dow Jones & Co., Inc.	198,900	7,432,893
		$7,432,893

Retail - Food and Drug — 2.4%
Walgreen Co.	190,200	8,448,684
Whole Foods Market, Inc.	132,000	13,481,160
		$21,929,844

Retail - General — 3.2%
BJ’s Wholesale Club, Inc. (1)	365,200	11,343,112
Dollar General Corp.	540,000	11,831,400
Target Corp.	118,800	5,942,376
		$29,116,888

Retail - Specialty and Apparel — 4.6%
Bed Bath and Beyond, Inc. (1)	200,700	$7,333,578
PETsMART, Inc.	392,000	11,270,000
Polo Ralph Lauren Corp.	309,400	12,004,720
Williams-Sonoma, Inc. (1)	295,200	10,848,600
		$41,456,898

Semiconductors & Semiconductor Equipment — 8.9%
Broadcom Corp., Class A (1)	377,000	11,279,840
Linear Technology Corp.	211,300	8,094,903
Marvell Technology Group Ltd. (1)	241,500	9,259,110
Maxim Integrated Products, Inc.	152,100	6,216,327
Microchip Technology, Inc.	541,400	14,081,814
Novellus System, Inc. (1)	463,500	12,389,355
Sigmatel, Inc. (1)	300,000	11,229,000
Silicon Laboratories, Inc. (1)	241,500	7,174,965
		$79,725,314

Telecommunications Services - Diversified — 0.9%
CenturyTel, Inc.	244,000	8,012,960
		$8,012,960

Transportation — 2.2%
Expeditors International of Washington, Inc.	213,400	11,427,570
Swift Transportation Co., Inc. (1)	384,200	8,506,188
		$19,933,758

Total Common Stocks
(identified cost $895,044,961)		$901,153,237

Short-Term Investments — 2.8%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 2.83%, 4/1/05	23,097	$23,097,000
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	2,000	2,000,000

Total Short-Term Investments
(at amortized cost, $25,097,000)		$25,097,000

Total Investments — 103.1%
(identified cost $920,141,961)	$926,250,237

Other Assets, Less Liabilities — (3.1)%	$(27,929,974)

Net Assets — 100.0%	$898,320,263

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$920,141,961
Gross unrealized appreciation	$33,785,058
Gross unrealized depreciation	(27,676,782)
Net unrealized appreciation	$6,108,276

Summary of options outstanding at March 31, 2005:

CALL OPTIONS WRITTEN

	Number of	Premium
Type of Contract	Contracts	Received	Value
Accenture Ltd., Class A, Expires 5/21/05, Strike 25.00	1,270	$253,147	$(101,600)
Agilent Technologies, Inc., Expires 5/21/05, Strike 22.50	1,685	237,468	(151,650)
Alcoa, Inc., Expires 7/16/05, Strike 30.00	375	51,338	(75,000)
Allergan, Inc., Expires 7/16/05, Strike 75.00	230	47,718	(34,500)
American Express Co., Expires 7/16/05, Strike 50.00	455	135,358	(154,700)
Amgen, Inc., Expires 4/16/05, Strike 60.00	335	119,559	(11,725)
Anheuser-Busch Co., Inc., Expires 6/18/05, Strike 50.00	125	11,675	(3,125)
Avaya, Inc., Expires 6/18/05, Strike 15.00	3,620	338,418	(54,300)
Beckman Coulter, Inc., Expires 5/21/05, Strike 70.00	1,143	192,812	(108,585)
Bed Bath and Beyond, Inc., Expires 5/21/05, Strike 40.00	680	132,694	(17,000)
BJ’s Wholesale Club, Inc., Expires 6/18/05, Strike 30.00	3,650	600,718	(857,750)
BorgWarner, Inc., Expires 7/16/05, Strike 50.00	1,280	367,252	(236,800)
Boston Scientific Corp., Expires 5/21/05, Strike 32.50	2,410	382,491	(72,300)
Broadcom Corp., Class A, Expires 5/21/05, Strike 32.50	2,300	521,930	(241,500)
Caremark Rx, Inc., Expires 6/18/05, Strike 40.00	1,570	403,359	(321,850)
Carnival Corp., Expires 7/16/05, Strike 55.00	490	124,917	(53,900)
CDW Corp., Expires 4/16/05, Strike 60.00	570	131,030	(5,700)
Cendant Corp., Expires 5/21/05, Strike 20.00	1,215	170,876	(133,650)
CenturyTel, Inc., Expires 7/16/05, Strike 35.00	980	73,120	(49,000)
Check Point Software Technologies Ltd., Expires 7/16/05, Strike 22.50	1,700	163,062	(238,000)
Chiron Corp., Expires 4/16/05, Strike 35.00	1,340	145,472	(154,100)
Cintas Corp., Expires 5/21/05, Strike 45.00	1,400	199,794	(42,000)
Cisco Systems, Inc., Expires 4/16/05, Strike 17.50	1,565	206,456	(93,900)
Citigroup, Inc., Expires 6/18/05, Strike 50.00	680	86,700	(6,800)
Colgate-Palmolive Co., Expires 5/21/05, Strike 50.00	1,125	379,028	(331,875)
Commerce Bancorp, Expires 6/18/05, Strike 30.00	2,030	255,657	(690,200)
Community Health Systems, Inc., Expires 6/18/05, Strike 30.00	2,250	315,797	(1,170,000)
ConocoPhillips, Expires 5/21/05, Strike 95.00	300	62,798	(405,000)
Corning, Inc., Expires 5/21/05, Strike 10.00	1,965	245,685	(259,380)
Coventry Healthcare, Inc., Expires 4/16/05, Strike 55.00	1,249	474,611	(1,623,700)
DENTSPLY International, Inc., Expires 7/16/05, Strike 55.00	655	142,452	(137,550)
Dollar General Corp., Expires 8/20/05, Strike 22.00	2,160	234,190	(216,000)
Dow Jones & Co., Inc., Expires 6/18/05, Strike 40.00	220	21,318	(6,600)
E*Trade Financial Corp., Expires 7/16/05, Strike 12.00	4,085	302,275	(343,140)
Emerson Electric Co., Expires 6/18/05, Strike 70.00	465	56,684	(18,600)
Estee Lauder Co., Inc. (The), Class A, Expires 4/16/05, Strike 45.00	1,235	184,422	(74,100)
Expeditors International of Washington, Inc., Expires 5/21/05, Strike 55.00	515	214,027	(92,700)
Fisher Scientific International, Expires 6/18/05, Strike 65.00	830	228,105	(12,450)
Flextronics International Ltd., Expires 7/16/05, Strike 15.00	8,608	682,798	(215,200)
General Dynamics Corp., Expires 5/21/05, Strike 105.00	390	111,889	(156,000)
Genzyme Corp., Expires 4/16/05, Strike 60.00	1,350	267,284	(54,000)
Getty Images, Inc., Expires 4/16/05, Strike 70.00	560	175,711	(112,000)
Gilead Sciences, Inc., Expires 5/21/05, Strike 35.00	1,045	163,981	(235,125)

	Number of	Premium
Type of Contract	Contracts	Received	Value
Gillette Co. (The), Expires 6/18/05, Strike 50.00	1,778	$325,363	$(302,260)
Global SantaFe Corp., Expires 4/16/05, Strike 35.00	1,230	211,461	(282,900)
Goldman Sachs Group, Inc., Expires 4/16/05, Strike 110.00	360	79,883	(56,160)
Google, Inc., Class A, Expires 6/18/05, Strike 180.00	315	406,454	(403,200)
Halliburton Co., Expires 4/16/05, Strike 42.50	1,420	185,892	(198,800)
HCA, Inc., Expires 5/21/05, Strike 45.00	945	192,079	(831,600)
Inco Ltd., Expires 7/16/05, Strike 35.00	2,195	509,015	(1,273,100)
IVAX Corp., Expires 06/18/05, Strike 17.50	5,225	524,443	(1,489,125)
Jabil Circuit, Inc., Expires 6/18/05, Strike 25.00	3,625	492,698	(1,522,500)
L-3 Communications Holdings, Inc., Expires 7/16/05, Strike 70.00	870	338,780	(365,400)
Lamar Advertising Co., Expires 7/16/05, Strike 45.00	945	148,505	(37,800)
Legg Mason, Inc., Expires 5/21/05, Strike 80.00	1,055	281,597	(242,650)
Linear Technology Corp., Expires 5/21/05, Strike 37.50	790	174,564	(142,200)
Liz Claiborne, Inc., Expires 4/16/05, Strike 40.00	1,020	256,301	(96,900)
Marvell Technology Group Ltd., Expires 5/21/05, Strike 35.00	2,415	659,294	(1,038,450)
Maxim Intergrated Products, Inc., Expires 5/21/05, Strike 40.00	910	223,830	(218,400)
Medco Health Solutions, Inc., Expires 4/16/05, Strike 40.00	275	98,696	(266,750)
Medimmune, Inc., Expires 6/18/05, Strike 25.00	3,440	388,353	(313,040)
MGIC Investment Corp., Expires 6/18/05, Strike 65.00	585	180,534	(78,975)
Microchip Technology, Inc., Expires 4/16/05, Strike 25.00	2,690	541,559	(336,250)
Monster Worldwide, Inc., Expires 6/18/05, Strike 35.00	4,011	638,624	(120,330)
Nike, Inc., Class B, Expires 7/16/05, Strike 85.00	400	104,997	(124,000)
Novellus System, Inc., Expires 6/18/05, Strike 27.50	2,390	376,879	(346,550)
Paychex, Inc., Expires 6/18/05, Strike 30.00	715	137,215	(221,650)
PepsiCo, Inc., Expires 10/22/05, Strike 55.00	690	82,792	(106,950)
PETsMART, Inc., Expires 4/16/05, Strike 30.00	1,335	228,241	(33,375)
Phelps Dodge Corp., Expires 4/16/05, Strike 100.00	800	328,769	(320,000)
Polo Ralph Lauren Corp., Expires 4/16/05, Strike 40.00	2,085	247,637	(31,275)
Quest Diagnostics, Inc., Expires 5/21/05, Strike 95.00	750	316,276	(802,500)
Reebok International Ltd., Expires 7/16/05, Strike 45.00	1,923	433,977	(365,370)
Research in Motion Ltd., Expires 6/18/05, Strike 75.00	815	551,822	(668,300)
Respironics, Inc., Expires 4/16/05, Strike 60.00	1,376	229,037	(41,280)
SanDisk Corp., Expires 7/16/05, Strike 30.00	2,005	370,907	(451,125)
SAP AG ADR, Expires 6/18/05, Strike 40.00	735	125,662	(121,275)
Sigmatel, Inc., Expires 6/18/05, Strike 45.00	1,510	527,249	(241,600)
Silicon Laboratories, Inc., Expires 7/16/05, Strike 30.00	1,615	488,521	(484,500)
Swift Transportation Co., Inc., Expires 4/16/05, Strike 22.50	2,615	274,065	(143,825)
Symantec Corp., Expires 7/16/05, Strike 22.50	1,760	165,429	(211,200)
Target Corp., Expires 4/16/05, Strike 50.00	610	119,541	(57,950)
Teva Pharmaceutical Industries Ltd. ADR, Expires 06/18/05, Strike 30.00	1,355	153,062	(311,650)
Time Warner, Inc., Expires 7/16/05, Strike 18.00	1,420	161,736	(99,400)
Tyco International Ltd., Expires 4/16/05, Strike 35.00	665	130,944	(13,300)
UnitedHealth Group, Inc., Expires 6/18/05, Strike 90.00	350	164,486	(280,000)
Valeant Pharmaceuticals International, Expires 6/18/05, Strike 25.00	1,510	267,631	(52,850)
Walgreen Co., Expires 4/16/05, Strike 42.50	1,250	196,150	(268,750)
Watson Pharmaceuticals, Inc., Expires 5/21/05, Strike 30.00	700	111,709	(143,500)
Weight Watchers International, Inc., Expires 7/16/05, Strike 45.00	1,175	178,296	(158,625)
WellPoint, Inc., Expires 6/18/05, Strike 125.00	400	238,754	(284,000)

	Number of	Premium
Type of Contract	Contracts	Received	Value
Whole Foods Market, Inc., Expires 5/21/05, Strike 95.00	970	$343,392	$(843,900)
Williams Co., Inc. (The), Expires 5/21/05, Strike 17.50	4,565	384,790	(890,175)
Williams-Sonoma, Inc., Expires 05/21/05, Strike 35.00	1,405	237,602	(344,225)
TOTAL		$24,151,569	$(27,452,945)

Written call option activity for the period ended March 31, 2005 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	163,457	27,942,633
Options terminated in closing purchase transactions	(25,358)	(3,790,684)
Options exercised	(1)	(380)
Outstanding, end of period	138,098	$24,151,569

At March 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	May 26, 2005